US BANCORP FUND SERVICES, LLC
                            615 East Michigan Street
                               Milwaukee, WI 53202







June 28, 2002

VIA EDGAR TRANSMISSION


Securities and Exchange Commission
Judiciary Plaza
450 Fifth Street, N.W.
Washington, D.C. 20549

Re:      Professionally Managed Portfolios (the "Trust")
         File Nos.: 033-12213 and 811-05037

Ladies and Gentlemen:

Pursuant to Rule 497(j) under the Securities Act of 1933, the Trust, on behalf of its series, Fund*X Upgrader Fund (the "Fund"), hereby certifies that the form of Prospectus and Statement of Additional Information that would have been filed under Rule 497(b) or (c) would not have differed from that contained in the most recent amendment dated June 21, 2002 and filed electronically as Post-Effective Amendment No. 132 to the Company's Registration Statement on June 21, 2002.

If you have any questions regarding this filing,  please call the undersigned at
(414) 765-5344.

Sincerely,


/s/ Chad Fickett, Esq.
----------------------
Chad Fickett, Esq.